Consolidated statements of comprehensive income - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Consolidated statements of comprehensive income [Abstract]
Net earnings	$ 171,842	$ 360,816
Items that will not be reclassified to net earnings:
Remeasurements of defined benefit liability	(2,276)	(5,205)
Remeasurements of defined benefit liability - equity-accounted investee	19,585	(20,199)
Items that are or may be reclassified to net earnings:
Exchange differences on translation of foreign operations	132,933	(76,960)
Gains on derivatives designated as cash flow hedges - equity-accounted investee	11,889	3,506
Exchange difference on translation of foreign operations - equity-accounted investee	(10,646)	23,520
Other comprehensive income (loss), net of taxes	151,485	(75,338)
Total comprehensive income	$ 323,327	$ 285,478